American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2050 Portfolio
October 31, 2022

One Choice Blend+ 2050 Portfolio - Schedule of Investments
OCTOBER 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 58.6%
Avantis U.S. Equity Fund G Class	264,792	3,521,730
Avantis U.S. Small Cap Value Fund G Class	22,538	333,562
Focused Dynamic Growth Fund G Class	57,093	2,265,454
Focused Large Cap Value Fund G Class	233,905	2,313,319
Heritage Fund G Class	25,687	547,389
Mid Cap Value Fund G Class	34,940	558,695
Small Cap Growth Fund G Class	17,010	311,619
		9,851,768
International Equity Funds — 26.1%
Avantis Emerging Markets Equity Fund G Class	43,755	397,292
Avantis International Equity Fund G Class	134,153	1,259,697
Emerging Markets Fund G Class	67,682	613,197
Focused International Growth Fund G Class	50,538	703,492
Global Real Estate Fund G Class	38,853	426,218
International Small-Mid Cap Fund G Class	33,104	287,340
Non-U.S. Intrinsic Value Fund G Class	89,494	702,525
		4,389,761
Domestic Fixed Income Funds — 11.2%
Avantis Core Fixed Income Fund G Class	174,530	1,411,950
High Income Fund G Class	43,709	350,549
Inflation-Adjusted Bond Fund G Class	11,376	124,913
		1,887,412
International Fixed Income Funds — 4.1%
Emerging Markets Debt Fund G Class	22,251	183,122
Global Bond Fund G Class	58,444	509,632
		692,754
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $18,511,753)		16,821,695
OTHER ASSETS AND LIABILITIES†		(362)
TOTAL NET ASSETS — 100.0%		$16,821,333

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2022 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis U.S. Equity Fund	$3,445	$700	$609	$(14)	$3,522	265	$(95)	—
Avantis U.S. Small Cap Value Fund	312	60	48	10	334	23	(6)	—
Focused Dynamic Growth Fund	2,315	650	606	(94)	2,265	57	(140)	—
Focused Large Cap Value Fund	2,254	407	373	25	2,313	234	(59)	$18
Heritage Fund	561	121	137	2	547	26	(29)	—
Mid Cap Value Fund	539	104	80	(4)	559	35	(15)	4
Small Cap Growth Fund	307	71	75	9	312	17	(18)	—
Avantis Emerging Markets Equity Fund	412	87	58	(44)	397	44	(15)	—
Avantis International Equity Fund	1,260	286	207	(79)	1,260	134	(49)	—
Emerging Markets Fund	619	159	109	(56)	613	68	(38)	—
Focused International Growth Fund	709	191	146	(51)	703	51	(44)	—
Global Real Estate Fund	425	119	71	(47)	426	39	(23)	—
International Small-Mid Cap Fund	293	63	57	(12)	287	33	(18)	—
Non-U.S. Intrinsic Value Fund	698	161	108	(48)	703	89	(28)	—
Avantis Core Fixed Income Fund	1,395	431	325	(89)	1,412	175	(46)	12
High Income Fund	350	82	74	(7)	351	44	(12)	6
Inflation-Adjusted Bond Fund	125	30	21	(9)	125	11	(3)	—
Emerging Markets Debt Fund	186	36	34	(5)	183	22	(6)	1
Global Bond Fund	512	133	110	(25)	510	58	(14)	4
	$16,717	$3,891	$3,248	$(538)	$16,822	1,425	$(658)	$45
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.